UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment
|X|; Amendment Number: 2
This Amendment (Check only one.): |X| is a restatement.
|_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		November 2, 2006


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:   $121,131,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     2679    63075 SH       SOLE                    63075
ACCENTURE LTD CL A             COM              G1150G111     1907    63435 SH       SOLE                    63435
ALTRIA GROUP                   COM              022095103     3043    42940 SH       SOLE                    42940
AMBAC INC COM                  COM              023139108      341     4285 SH       SOLE                     4285
AMGEN INC COM                  COM              031162100     2592    35626 SH       SOLE                    35626
BANK OF AMERICA CORP           COM              060505104     3320    72910 SH       SOLE                    72910
BEST BUY COMPANY INC           COM              086516101     3682    65830 SH       SOLE                    65830
BJ SVCS CO COM                 COM              055482103     3361    97133 SH       SOLE                    97133
CARBO CERAMICS INC             COM              140781105      325     5704 SH       SOLE                     5704
CARNIVAL CRUISES               COM              143658300     1967    41515 SH       SOLE                    41515
CHEESECAKE FACTORY             COM              163072101      255     6815 SH       SOLE                     6815
CITIGROUP INC                  COM              172967101     3701    78360 SH       SOLE                    78360
CITY NATIONAL CORP             COM              178566105      363     4730 SH       SOLE                     4730
COSTCO COMPANIES INC           COM              22160K105     2712    50072 SH       SOLE                    50072
CVS CORP                       COM              126650100     4208   140870 SH       SOLE                   140870
EATON CORP                     COM              278058102     2513    34435 SH       SOLE                    34435
EBAY INC COM                   COM              278642103      238     6090 SH       SOLE                     6090
ELECTRONIC ARTS INC            COM              285512109     3547    64812 SH       SOLE                    64812
EQUITABLE RESOURCES            COM              294549100     2880    78875 SH       SOLE                    78875
FIRST DATA CORP                COM              319963104      372     7935 SH       SOLE                     7935
FORTUNE BRANDS INC             COM              349631101     3306    41000 SH       SOLE                    41000
GENENTECH INC COM NEW          COM              368710406      223     2640 SH       SOLE                     2640
GENERAL ELEC CO                COM              369604103     3294    94698 SH       SOLE                    94698
GRUPO TELEVISA ADR             COM              40049J206      340    17080 SH       SOLE                    17080
HONEYWELL INC COM              COM              438516106     3155    73775 SH       SOLE                    73775
IBM                            COM              459200101     3557    43132 SH       SOLE                    43132
INTL GAME TECH                 COM              459902102      318     9040 SH       SOLE                     9040
JOHNSON & JOHNSON              COM              478160104     3001    50673 SH       SOLE                    50673
JOHNSON CONTROLS INC           COM              478366107     3210    42270 SH       SOLE                    42270
JP MORGAN CHASE & CO           COM              46625H100     3304    79350 SH       SOLE                    79350
KERR MCGEE CORP COM            COM              492386107     1236    12942 SH       SOLE                    12942
L-3 COMMUNICATIONS             COM              502424104      373     4350 SH       SOLE                     4350
LOCKHEED MARTIN                COM              539830109     2138    28455 SH       SOLE                    28455
LOWES COS INC COM              COM              548661107      388     6015 SH       SOLE                     6015
MARVELL TECHNOLOGY             COM              g5876h105     1028    19000 SH       SOLE                    19000
MOHAWK INDUSTRIES              COM              608190104      257     3185 SH       SOLE                     3185
NABORS INDUSTRIES INC          COM              629568106      330     4605 SH       SOLE                     4605
PAYCHEX INC                    COM              704326107      341     8190 SH       SOLE                     8190
PEABODY ENERGY CORP            COM              704549104     5500   109110 SH       SOLE                   109110
PENNEY J C INC COM             COM              708160106     3834    63460 SH       SOLE                    63460
PEPSICO INC                    COM              713448108     3260    56407 SH       SOLE                    56407
PRAXAIR INC                    COM              74005P104     3938    71397 SH       SOLE                    71397
PROCTER & GAMBLE CO            COM              742718109     3324    57676 SH       SOLE                    57676
QUALCOMM INC COM               COM              747525103     1269    25070 SH       SOLE                    25070
QUEST DIAGNOSTICS              COM              74834l100      232     4530 SH       SOLE                     4530
QUESTAR CORP                   COM              748356102     2731    38980 SH       SOLE                    38980
ROPER INDUSTRIES               COM              776696106      384     7905 SH       SOLE                     7905
STARBUCKS                      COM              855244109     2994    79555 SH       SOLE                    79555
STERICYCLE INC COM             COM              858912108      334     4935 SH       SOLE                     4935
TARGET CORP COM                COM              87612E106     2053    39475 SH       SOLE                    39475
TEVA PHARMACEUTICALS           COM              881624209      553    13434 SH       SOLE                    13434
TRANSOCEAN SEDCO               COM              G90078109     2522    31410 SH       SOLE                    31410
UNITED TECHNOLOGIES            COM              913017109     3276    56505 SH       SOLE                    56505
UNITEDHEALTH GROUP INC         COM              91324p102     2621    46916 SH       SOLE                    46916
VALERO ENERGY CORP COM         COM              91913Y100     3955    66153 SH       SOLE                    66153
WAL-MART STORES INC            COM              931142103      294     6215 SH       SOLE                     6215
WELLS FARGO & CO-NEW           COM              949746101     3191    49955 SH       SOLE                    49955
WYETH COM                      COM              983024100      235     4841 SH       SOLE                     4841
XTO ENERGY                     COM              98385x106      573    13159 SH       SOLE                    13159
iSHARES S&P SMCAP 600 VALUE    COM              464287879      259     3560 SH       SOLE                     3560